REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2014
REPORTABLE SEGMENTS [Text Block]
8.	REPORTABLE SEGMENTS

The operations of the Company are located in two geographic locations: Turkey and Canada. The Company’s corporate head office is located in Canada and is not an operating segment. The Company has only one reportable segment, a mineral exploration project in Turkey. The Company also had operations in the Sultanate of Oman, that were recognized as a reportable segment and sold in July 2014.

	December 31,	December 31,
As at	2014	2013

Oman – discontinued operation	$-	$820,534
Turkey – capital assets	41,377	59,013
Canada – capital assets	20,745	48,460
Total	$62,122	$928,007